Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Taxes
Income Taxes

Note 8 — Income Taxes

For the Successor period, the Manager has elected to be treated as a TRS and this election applies to the wholly owned subsidiaries of the Manager, including the Private Manager, refer to Note 1 for further discussion. Having TRSs permit us to participate in certain activities from which REITs are generally precluded, as long as these activities meet specific criteria, are conducted within the parameters of certain limitations established by the Code and are conducted in entities which elect to be treated as taxable subsidiaries under the Code. To the extent these criteria are met, we will continue to maintain the qualification as a REIT.

We generally must distribute annually at least 90% of our net taxable income, subject to certain adjustments and excluding any net capital gain, in order for U.S. federal income tax not to apply to our earnings that we distribute. To the extent that we satisfy this distribution requirement but distribute less than 100% of our net taxable income, we will be subject to U.S. federal income tax on our undistributed taxable income. In addition, we will be subject to a 4% nondeductible excise tax if the actual amount that we pay out to our stockholders in a calendar year is less than a minimum amount specified under U.S. federal tax laws.

Our qualification as a REIT also depends on our ability to meet various other requirements imposed by the Code, which relate to organizational structure, diversity of stock ownership, and certain restrictions with regard to the nature of assets and the sources of income. Even if we qualify as a REIT, we may be subject to certain U.S. federal income and excise taxes and state and local taxes on our income and assets. If we fail to maintain our qualification as a REIT for any taxable year, we may be subject to material penalties as well as federal, state, and local income tax on our taxable income at regular corporate rates and we would not be able to qualify as a REIT for the subsequent four full taxable years. As of June 30, 2020 and December 31, 2019, we were in compliance with all REIT requirements.

Based on our evaluation, we concluded that there are no significant uncertain tax positions requiring recognition in our unaudited condensed consolidated financial statements of a contingent tax liability for uncertain tax positions. Additionally, there were no amounts accrued for penalties or interest as of or during the periods presented in the accompanying unaudited condensed consolidated financial statements.

The state and local tax jurisdictions for which we are subject to tax-filing obligations recognize our status as a REIT, and therefore, we generally do not pay income tax in such jurisdictions. We may, however, be subject to certain minimum state and local tax filing fees as well as certain excise or business taxes. Our TRSs are subject to federal, state and local income taxes.

Note 8 — Income Taxes

For the Successor period, a subsidiary of the Company has elected to be treated as a Taxable REIT Subsidiary (TRS). Having a TRS permits the Company to participate in certain activities from which REITs are generally precluded, as long as these activities meet specific criteria, are conducted within the parameters of certain limitations established by the Code and are conducted in entities which elect to be treated as taxable subsidiaries under the Code. To the extent these criteria are met, the Company will continue to maintain its qualification as a REIT.

The Company generally must distribute annually at least 90% of its net taxable income, subject to certain adjustments and excluding any net capital gain, in order for U.S. federal income tax not to apply to the Company’s earnings that it distributes. To the extent that the Company satisfies this distribution requirement but distributes less than 100% of its net taxable income, the Company will be subject to U.S. federal income tax on its undistributed taxable income. In addition, the Company will be subject to a 4% nondeductible excise tax if the actual amount that it pays out to its stockholders in a calendar year is less than a minimum amount specified under U.S. federal tax laws.

The Company’s qualification as a REIT also depends on its ability to meet various other requirements imposed by the Code, which relate to organizational structure, diversity of stock ownership, and certain restrictions with regard to the nature of assets and the sources of income. Even if the Company qualifies as a REIT, it may be subject to certain U.S. federal income and excise taxes and state and local taxes on our income and assets. If the Company fails to maintain its qualification as a REIT for any taxable year, the Company may be subject to material penalties as well as federal, state, and local income tax on its taxable income at regular corporate rates and the Company would not be able to qualify as a REIT for the subsequent four full taxable years. As of December 31, 2019, the Company was in compliance with all REIT requirements.

Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements of a contingent tax liability for uncertain tax positions. Additionally, there were no amounts accrued for penalties or interest as of or during the periods presented in these consolidated financial statements.

The state and local tax jurisdictions for which the Company is subject to tax-filing obligations recognize the Company’s status as a REIT, and therefore, the Company generally does not pay income tax in such jurisdictions. The Company may, however, be subject to certain minimum state and local tax filing fees as well as certain excise or business taxes. The Company’s TRS is subject to federal, state and local taxes.

The Predecessor was treated as a partnership for U.S. federal, and most applicable state and local income tax purposes. As a partnership, Predecessor was not subject to entity-level federal or state income taxation. Any taxable income or loss generated by Predecessor was passed through to, and included in, the taxable income or loss of its members on a pro rata basis. For any periods in which the Predecessor Companies were a REIT any undistributed earnings would have been subject to federal or state income taxation where applicable.